Basic and diluted loss per share (Tables)	9 Months Ended
Sep. 30, 2024
Basic and diluted loss per share
Schedule of basic and diluted loss per share

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
Net loss attributable to the shareholders of Greenbrook TMS	$(13,207,359)	$(13,491,287)	$(39,830,850)	$(36,824,871)
Weighted average common shares outstanding: Basic and diluted	39,721,003	42,232,942	43,061,687	37,810,209
Loss per share: Basic and diluted	$(0.33)	$(0.32)	$(0.92)	$(0.97)